Schedule of Variable Interest Entities of Assets and Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss	$ 611	$ 0
Variable Interest Entity, Primary Beneficiary [Member] | DVSL ComputeCo, LLC [Member]
Accounts Receivable, Allowance for Credit Loss	$ 367	$ 0